Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account—U.S. Treasury Securities	$ 10,426,124	$ 244,314,622	$ 241,187,929
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member]
Liabilities:
Derivative liabilities-public warrants			6,240,000
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Derivative liabilities-public warrants
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account—U.S. Treasury Securities
Fair Value, Inputs, Level 2 [Member] | Public Warrant [Member]
Liabilities:
Derivative liabilities-public warrants	390,600	49,200
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Liabilities:
Derivative liabilities-public warrants	283,205	$ 35,690
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account—U.S. Treasury Securities
Fair Value, Inputs, Level 3 [Member] | Public Warrant [Member]
Liabilities:
Derivative liabilities-public warrants
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities:
Derivative liabilities-public warrants			$ 4,556,190